PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks 93.1%
Australia 7.0%
Ampol Ltd.	794	$17,393
ANZ Group Holdings Ltd.	10,390	197,670
APA Group, UTS	4,273	22,148
Aristocrat Leisure Ltd.	1,944	69,234
ASX Ltd.	645	27,481
Aurizon Holdings Ltd.	6,131	14,949
BHP Group Ltd.	17,520	486,617
BlueScope Steel Ltd.	1,505	21,854
Brambles Ltd.	4,757	48,496
CAR Group Ltd.	1,263	28,885
Cochlear Ltd.	224	50,614
Coles Group Ltd.	4,575	54,221
Commonwealth Bank of Australia	5,783	521,107
Computershare Ltd.	1,810	32,645
Dexus, REIT	3,582	16,515
Endeavour Group Ltd.	5,167	18,584
Fortescue Ltd.	5,850	72,791
Glencore PLC	35,826	198,793
Goodman Group, REIT	5,905	136,323
GPT Group (The), REIT	6,380	19,434
Insurance Australia Group Ltd.	8,116	39,264
Lottery Corp. Ltd. (The)	7,413	24,156
Macquarie Group Ltd.	1,257	172,996
Medibank Private Ltd.	9,173	23,881
Mineral Resources Ltd.	585	20,921
Mirvac Group, REIT	13,143	18,505
National Australia Bank Ltd.	10,719	270,726
Northern Star Resources Ltd.	3,971	36,855
Orica Ltd.	1,640	19,298
Origin Energy Ltd.	5,952	40,840
Pilbara Minerals Ltd.	9,523	18,407
Pro Medicus Ltd.	194	18,304
Qantas Airways Ltd.*	2,814	11,921
QBE Insurance Group Ltd.	5,100	60,191
Ramsay Health Care Ltd.	611	18,607
REA Group Ltd.	176	23,663
Reece Ltd.	753	13,645
Rio Tinto Ltd.	1,268	97,436
Rio Tinto PLC	3,894	253,238
Santos Ltd.	11,093	57,827
Scentre Group, REIT	17,947	40,927
SEEK Ltd.	1,186	17,175
Seven Group Holdings Ltd.	673	17,267

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Sonic Healthcare Ltd.	1,577	$28,580
South32 Ltd.	15,106	30,298
Stockland, REIT	7,951	24,015
Suncorp Group Ltd.	4,346	50,566
Telstra Group Ltd.	13,971	36,105
Transurban Group, UTS	10,682	91,158
Treasury Wine Estates Ltd.	2,659	21,497
Vicinity Ltd., REIT	12,888	17,871
Washington H Soul Pattinson & Co. Ltd.	781	18,178
Wesfarmers Ltd.	3,920	189,188
Westpac Banking Corp.	11,999	234,494
WiseTech Global Ltd.	576	36,093
Woodside Energy Group Ltd.	6,560	118,964
Woolworths Group Ltd.	4,220	95,217
		4,364,028
Austria 0.2%
Erste Group Bank AG	1,145	59,558
Mondi PLC	1,470	28,741
OMV AG	490	20,502
Verbund AG	227	18,227
voestalpine AG	386	9,900
		136,928
Belgium 0.8%
Ageas SA/NV	532	25,398
Anheuser-Busch InBev SA/NV	3,105	184,357
D’ieteren Group	71	16,317
Elia Group SA/NV	98	10,178
Groupe Bruxelles Lambert NV	293	21,866
KBC Group NV	855	66,131
Lotus Bakeries NV	2	21,733
Sofina SA	51	12,050
Syensqo SA	247	21,842
UCB SA	432	72,185
Umicore SA	697	9,573
Warehouses De Pauw CVA, REIT	585	15,847
		477,477
Brazil 0.0%
Yara International ASA	551	15,696

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Burkina Faso 0.0%
Endeavour Mining PLC	615	$13,738
Chile 0.1%
Antofagasta PLC	1,363	35,491
China 0.4%
BOC Hong Kong Holdings Ltd.	12,900	37,530
Prosus NV*	4,897	170,824
SITC International Holdings Co. Ltd.	5,000	11,159
Wharf Holdings Ltd. (The)	4,000	10,967
Wilmar International Ltd.	6,400	15,261
		245,741
Denmark 3.5%
AP Moller - Maersk A/S (Class A Stock)	11	17,869
AP Moller - Maersk A/S (Class B Stock)	16	26,469
Carlsberg A/S (Class B Stock)	328	39,608
Coloplast A/S (Class B Stock)	436	56,680
Danske Bank A/S	2,383	72,878
Demant A/S*	336	12,882
DSV A/S	586	107,499
Genmab A/S*	225	63,556
Novo Nordisk A/S (Class B Stock)	11,274	1,493,725
Novonesis (Novozymes) B (Class B Stock)	1,289	82,054
Orsted A/S, 144A*	654	38,981
Pandora A/S	282	44,205
ROCKWOOL A/S (Class B Stock)	31	13,702
Tryg A/S	1,163	25,463
Vestas Wind Systems A/S*	3,489	86,343
		2,181,914
Finland 0.9%
Elisa OYJ	474	22,070
Fortum OYJ	1,494	22,973
Kesko OYJ (Class B Stock)	910	16,461
Kone OYJ (Class B Stock)	1,161	59,286
Metso OYJ	2,098	21,317
Neste OYJ	1,409	28,437
Nokia OYJ	18,423	72,401
Nordea Bank Abp	10,899	127,537
Orion OYJ (Class B Stock)	359	16,491
Sampo OYJ (Class A Stock)	1,542	67,594

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Stora Enso OYJ (Class R Stock)	1,938	$24,227
UPM-Kymmene OYJ	1,812	59,934
Wartsila OYJ Abp	1,697	35,068
		573,796
France 8.8%
Accor SA	662	25,476
Aeroports de Paris SA	115	15,109
Air Liquide SA	1,994	363,822
Airbus SE	2,053	310,674
Alstom SA*	1,167	22,865
Amundi SA, 144A	204	14,888
Arkema SA	200	18,049
AXA SA	6,274	220,279
BioMerieux	138	14,563
BNP Paribas SA	3,568	244,457
Bollore SE	2,457	15,294
Bouygues SA	635	21,924
Bureau Veritas SA	1,072	33,542
Capgemini SE	537	106,607
Carrefour SA	1,918	28,611
Cie de Saint-Gobain SA	1,575	135,113
Cie Generale des Etablissements Michelin SCA	2,320	91,846
Covivio SA, REIT	168	8,648
Credit Agricole SA	3,659	55,527
Danone SA	2,225	144,547
Dassault Aviation SA	67	13,489
Dassault Systemes SE	2,312	87,645
Edenred SE	863	35,934
Eiffage SA	245	24,383
Engie SA	6,310	99,194
EssilorLuxottica SA	1,019	233,188
Eurazeo SE	145	11,408
Gecina SA, REIT	153	15,168
Getlink SE	1,021	18,194
Hermes International SCA	110	240,387
Ipsen SA	126	14,147
Kering SA	257	78,934
Klepierre SA, REIT	716	20,502
La Francaise des Jeux SAEM, 144A	350	13,579
Legrand SA	912	98,539
L’Oreal SA	832	359,797
LVMH Moet Hennessy Louis Vuitton SE	953	672,210
Orange SA	6,433	71,389

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Pernod Ricard SA	699	$93,531
Publicis Groupe SA	791	82,578
Remy Cointreau SA	77	6,076
Renault SA	664	32,179
Rexel SA	756	19,208
Safran SA	1,181	259,457
Sartorius Stedim Biotech	98	19,556
SEB SA	83	8,306
Societe Generale SA	2,460	63,805
Sodexo SA	295	27,939
Teleperformance SE	182	23,430
Thales SA	327	51,978
TotalEnergies SE	7,421	500,668
Unibail-Rodamco-Westfield, REIT	394	29,464
Veolia Environnement SA	2,354	73,948
Vinci SA	1,732	197,652
Vivendi SE	2,463	26,282
		5,515,985
Germany 7.6%
adidas AG	560	140,334
Allianz SE	1,354	381,375
BASF SE	3,084	143,582
Bayer AG	3,356	99,843
Bayerische Motoren Werke AG	1,102	102,210
Bechtle AG	273	12,065
Beiersdorf AG	349	50,656
Brenntag SE	445	31,656
Carl Zeiss Meditec AG	134	9,168
Commerzbank AG	3,601	58,705
Continental AG	366	22,437
Covestro AG, 144A*	644	37,912
CTS Eventim AG & Co. KGaA	211	18,586
Daimler Truck Holding AG	1,848	71,349
Deutsche Bank AG	6,547	101,907
Deutsche Boerse AG	657	134,533
Deutsche Lufthansa AG	1,993	12,490
Deutsche Post AG	3,425	152,774
Deutsche Telekom AG	11,197	292,885
E.ON SE	7,668	107,529
Evonik Industries AG	865	17,518
Fresenius Medical Care AG	684	26,394
Fresenius SE & Co. KGaA*	1,460	52,313
GEA Group AG	545	24,065

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Hannover Rueck SE	206	$51,148
Heidelberg Materials AG	473	49,277
Henkel AG & Co. KGaA	346	26,809
Infineon Technologies AG	4,512	156,739
Knorr-Bremse AG	242	19,461
LEG Immobilien SE	247	21,546
Mercedes-Benz Group AG	2,772	183,242
Merck KGaA	447	79,867
MTU Aero Engines AG	185	52,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	472	232,472
Nemetschek SE	192	18,339
Puma SE	352	17,467
Rational AG	19	16,632
Rheinmetall AG	151	82,243
RWE AG	2,185	81,546
SAP SE	3,608	762,804
Scout24 SE, 144A	253	20,002
Siemens AG	2,626	480,813
Siemens Energy AG*	2,071	60,139
Siemens Healthineers AG, 144A	963	51,616
Symrise AG	442	55,706
Talanx AG	215	16,334
Volkswagen AG	98	11,563
Vonovia SE	2,533	77,662
Zalando SE, 144A*	747	19,141
		4,747,239
Hong Kong 1.5%
AIA Group Ltd.	38,800	259,528
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	6,800	25,983
CK Infrastructure Holdings Ltd.	2,200	14,673
CLP Holdings Ltd.	5,900	50,638
Futu Holdings Ltd., ADR*	200	12,656
Hang Seng Bank Ltd.	2,700	33,064
Henderson Land Development Co. Ltd.	5,004	14,055
HKT Trust & HKT Ltd., UTS	13,000	15,745
Hong Kong & China Gas Co. Ltd.	39,356	32,070
Hong Kong Exchanges & Clearing Ltd.	4,240	125,068
Hongkong Land Holdings Ltd.	3,700	11,950
Jardine Matheson Holdings Ltd.	587	20,679
Link REIT, REIT	8,800	37,127
MTR Corp. Ltd.	5,500	17,793
Power Assets Holdings Ltd.	5,100	32,505

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Prudential PLC	9,499	$85,723
Sino Land Co. Ltd.	13,600	14,067
Sun Hung Kai Properties Ltd.	5,250	45,457
Swire Pacific Ltd. (Class A Stock)	1,500	12,940
Swire Properties Ltd.	3,800	6,001
Techtronic Industries Co. Ltd.	5,000	64,034
WH Group Ltd., 144A	27,700	18,006
Wharf Real Estate Investment Co. Ltd.	6,500	15,980
		965,742
Ireland 0.4%
AerCap Holdings NV	700	65,765
AIB Group PLC	5,742	32,937
Bank of Ireland Group PLC	3,519	39,852
Kerry Group PLC (Class A Stock)	531	49,646
Kingspan Group PLC	529	49,496
		237,696
Israel 0.6%
Azrieli Group Ltd.	141	8,654
Bank Hapoalim BM	4,389	40,275
Bank Leumi Le-Israel BM	5,261	45,336
Check Point Software Technologies Ltd.*	300	55,035
Elbit Systems Ltd.	89	15,930
Enlight Renewable Energy Ltd.*	1	8
Global-e Online Ltd.*	400	13,728
ICL Group Ltd.	2,577	10,787
Israel Discount Bank Ltd. (Class A Stock)	4,120	21,033
Mizrahi Tefahot Bank Ltd.	514	18,548
Nice Ltd.*	218	39,347
Teva Pharmaceutical Industries Ltd., ADR*	3,900	67,977
Wix.com Ltd.*	200	31,185
		367,843
Italy 2.3%
Amplifon SpA	415	13,180
Banco BPM SpA	4,345	30,083
Coca-Cola HBC AG*	736	26,857
Davide Campari-Milano NV	2,144	19,336
DiaSorin SpA	83	9,053
Enel SpA	28,097	200,589
Eni SpA	7,375	117,998

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Ferrari NV	436	$179,446
FinecoBank Banca Fineco SpA	2,111	35,837
Generali	3,524	91,212
Infrastrutture Wireless Italiane SpA, 144A	1,119	12,451
Intesa Sanpaolo SpA	50,527	205,182
Leonardo SpA	1,398	33,308
Mediobanca Banca di Credito Finanziario SpA	1,709	27,743
Moncler SpA	742	44,242
Nexi SpA, 144A*	1,967	12,073
Poste Italiane SpA, 144A	1,740	23,555
Prysmian SpA	898	61,733
Recordati Industria Chimica e Farmaceutica SpA	348	18,946
Snam SpA	6,716	32,093
Telecom Italia SpA*	33,188	8,135
Terna - Rete Elettrica Nazionale	4,861	40,479
UniCredit SpA	5,229	214,780
		1,458,311
Japan 21.8%
Advantest Corp.	2,730	120,834
Aeon Co. Ltd.	2,180	49,740
AGC, Inc.	720	25,769
Aisin Corp.	650	21,928
Ajinomoto Co., Inc.	1,670	68,779
ANA Holdings, Inc.	550	10,520
Asahi Group Holdings Ltd.	1,690	62,214
Asahi Kasei Corp.	4,150	29,927
Asics Corp.	2,200	35,905
Astellas Pharma, Inc.	6,030	69,936
Bandai Namco Holdings, Inc.	2,010	42,714
Bridgestone Corp.	2,000	81,547
Brother Industries Ltd.	750	15,387
Canon, Inc.	3,430	107,365
Capcom Co. Ltd.	1,200	25,637
Central Japan Railway Co.	2,720	64,129
Chiba Bank Ltd. (The)	1,750	16,393
Chubu Electric Power Co., Inc.	2,150	27,108
Chugai Pharmaceutical Co. Ltd.	2,320	101,251
Concordia Financial Group Ltd.	3,550	22,374
Dai Nippon Printing Co. Ltd.	800	26,319
Daifuku Co. Ltd.	1,000	18,098
Dai-ichi Life Holdings, Inc.	3,150	96,044
Daiichi Sankyo Co. Ltd.	6,460	263,101
Daikin Industries Ltd.	880	127,606

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	246	$29,584
Daiwa House Industry Co. Ltd.	1,970	55,787
Daiwa Securities Group, Inc.	4,450	36,740
Denso Corp.	6,570	107,741
Dentsu Group, Inc.	680	17,981
Disco Corp.	310	103,663
East Japan Railway Co.	3,090	58,875
Eisai Co. Ltd.	914	34,856
ENEOS Holdings, Inc.	9,610	50,352
FANUC Corp.	3,265	96,797
Fast Retailing Co. Ltd.	585	161,255
Fuji Electric Co. Ltd.	500	28,123
FUJIFILM Holdings Corp.	3,880	92,251
Fujitsu Ltd.	6,050	109,869
Hamamatsu Photonics KK	550	15,839
Hankyu Hanshin Holdings, Inc.	770	21,971
Hikari Tsushin, Inc.	80	14,980
Hitachi Construction Machinery Co. Ltd.	420	10,461
Hitachi Ltd.	16,050	346,787
Honda Motor Co. Ltd.	15,520	165,825
Hoshizaki Corp.	440	13,857
Hoya Corp.	1,180	147,855
Hulic Co. Ltd.	1,260	12,299
Ibiden Co. Ltd.	460	17,831
Idemitsu Kosan Co. Ltd.	3,235	21,307
Inpex Corp.	3,250	50,185
Isuzu Motors Ltd.	1,950	26,378
ITOCHU Corp.	4,050	207,698
Japan Airlines Co. Ltd.	460	7,453
Japan Exchange Group, Inc.	1,750	41,087
Japan Post Bank Co. Ltd.	4,800	49,950
Japan Post Holdings Co. Ltd.	7,050	74,663
Japan Post Insurance Co. Ltd.	650	13,382
Japan Real Estate Investment Corp., REIT	5	17,343
Japan Tobacco, Inc.	4,180	122,997
JFE Holdings, Inc.	1,930	28,271
Kajima Corp.	1,400	27,053
Kansai Electric Power Co., Inc. (The)	2,420	41,420
Kao Corp.	1,630	71,377
Kawasaki Kisen Kaisha Ltd.	1,350	20,743
KDDI Corp.	5,210	156,769
Keisei Electric Railway Co. Ltd.	450	13,459
Keyence Corp.	661	289,029
Kikkoman Corp.	2,300	28,782

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kintetsu Group Holdings Co. Ltd.	610	$14,128
Kirin Holdings Co. Ltd.	2,600	36,758
Kobe Bussan Co. Ltd.	500	13,424
Koito Manufacturing Co. Ltd.	660	9,759
Komatsu Ltd.	3,260	92,674
Konami Group Corp.	400	30,096
Kubota Corp.	3,350	48,163
Kyocera Corp.	4,250	53,529
Kyowa Kirin Co. Ltd.	920	19,405
Lasertec Corp.	275	48,794
LY Corp.	8,900	22,267
M3, Inc.	1,470	13,726
Makita Corp.	850	28,018
Marubeni Corp.	4,850	91,276
MatsukiyoCocokara & Co.	1,120	18,265
Mazda Motor Corp.	1,900	16,388
McDonald’s Holdings Co. Japan Ltd.	300	12,429
MEIJI Holdings Co. Ltd.	782	19,749
MINEBEA MITSUMI, Inc.	1,300	31,271
Mitsubishi Chemical Group Corp.	4,600	27,169
Mitsubishi Corp.	11,590	239,357
Mitsubishi Electric Corp.	6,530	108,801
Mitsubishi Estate Co. Ltd.	3,770	64,256
Mitsubishi HC Capital, Inc.	2,673	19,231
Mitsubishi Heavy Industries Ltd.	11,100	133,046
Mitsubishi UFJ Financial Group, Inc.	38,400	443,534
Mitsui & Co. Ltd.	8,800	204,194
Mitsui Chemicals, Inc.	640	18,504
Mitsui Fudosan Co. Ltd.	9,030	93,550
Mitsui OSK Lines Ltd.	1,260	40,022
Mizuho Financial Group, Inc.	8,280	189,282
MonotaRO Co. Ltd.	920	13,005
MS&AD Insurance Group Holdings, Inc.	4,380	103,256
Murata Manufacturing Co. Ltd.	5,860	130,373
NEC Corp.	850	73,571
Nexon Co. Ltd.	1,140	24,554
Nidec Corp.	1,490	65,546
Nintendo Co. Ltd.	3,550	196,167
Nippon Building Fund, Inc., REIT	6	23,155
Nippon Express Holdings, Inc.	270	13,360
Nippon Paint Holdings Co. Ltd.	3,150	20,108
Nippon Prologis REIT, Inc., REIT	8	13,218
Nippon Sanso Holdings Corp.	590	19,282
Nippon Steel Corp.	2,930	63,617

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nippon Telegraph & Telephone Corp.	100,800	$107,424
Nippon Yusen KK	1,600	51,558
Nissan Chemical Corp.	510	16,456
Nissan Motor Co. Ltd.	7,750	24,599
Nissin Foods Holdings Co. Ltd.	750	22,300
Nitori Holdings Co. Ltd.	262	32,041
Nitto Denko Corp.	500	43,417
Nomura Holdings, Inc.	10,000	61,656
Nomura Real Estate Holdings, Inc.	380	10,623
Nomura Real Estate Master Fund, Inc., REIT	14	13,735
Nomura Research Institute Ltd.	1,360	41,986
NTT Data Group Corp.	2,100	32,706
Obayashi Corp.	2,150	28,228
Obic Co. Ltd.	250	38,121
Olympus Corp.	3,930	67,848
Omron Corp.	670	24,853
Ono Pharmaceutical Co. Ltd.	1,280	18,883
Oracle Corp.	150	12,244
Oriental Land Co. Ltd.	3,750	107,361
ORIX Corp.	4,000	96,759
Osaka Gas Co. Ltd.	1,340	30,330
Otsuka Corp.	780	17,291
Otsuka Holdings Co. Ltd.	1,510	76,962
Pan Pacific International Holdings Corp.	1,250	32,612
Panasonic Holdings Corp.	7,910	64,792
Rakuten Group, Inc.*	5,000	29,333
Recruit Holdings Co. Ltd.	5,150	295,318
Renesas Electronics Corp.	5,080	87,497
Resona Holdings, Inc.	7,060	50,627
Ricoh Co. Ltd.	1,800	16,757
Rohm Co. Ltd.	1,090	14,861
SBI Holdings, Inc.	950	24,694
SCREEN Holdings Co. Ltd.	270	22,880
SCSK Corp.	530	10,435
Secom Co. Ltd.	750	47,890
Seiko Epson Corp.	950	16,445
Sekisui Chemical Co. Ltd.	1,300	19,614
Sekisui House Ltd.	1,980	49,612
Seven & i Holdings Co. Ltd.	7,500	89,811
SG Holdings Co. Ltd.	1,050	10,677
Shimadzu Corp.	880	25,955
Shimano, Inc.	270	47,899
Shin-Etsu Chemical Co. Ltd.	6,250	277,692
Shionogi & Co. Ltd.	890	39,150

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Shiseido Co. Ltd.	1,450	$45,315
Shizuoka Financial Group, Inc.	1,560	15,582
SMC Corp.	190	92,447
SoftBank Corp.	9,750	127,186
SoftBank Group Corp.	3,500	213,893
Sompo Holdings, Inc.	3,030	69,090
Sony Group Corp.	4,330	384,585
Subaru Corp.	2,070	39,799
SUMCO Corp.	1,180	19,400
Sumitomo Corp.	3,580	88,954
Sumitomo Electric Industries Ltd.	2,370	35,851
Sumitomo Metal Mining Co. Ltd.	910	27,750
Sumitomo Mitsui Financial Group, Inc.	4,320	311,960
Sumitomo Mitsui Trust Holdings, Inc.	2,260	57,126
Sumitomo Realty & Development Co. Ltd.	1,050	34,705
Suntory Beverage & Food Ltd.	470	16,881
Suzuki Motor Corp.	5,280	60,679
Sysmex Corp.	1,680	27,504
T&D Holdings, Inc.	1,650	30,930
Taisei Corp.	650	27,606
Takeda Pharmaceutical Co. Ltd.	5,483	153,931
TDK Corp.	1,360	94,877
Terumo Corp.	4,520	81,036
TIS, Inc.	750	16,066
Toho Co. Ltd.	420	15,083
Tokio Marine Holdings, Inc.	6,510	255,408
Tokyo Electric Power Co. Holdings, Inc.*	5,100	25,545
Tokyo Electron Ltd.	1,600	334,796
Tokyo Gas Co. Ltd.	1,240	27,168
Tokyu Corp.	1,650	19,990
TOPPAN Holdings, Inc.	800	22,629
Toray Industries, Inc.	4,590	23,864
TOTO Ltd.	530	14,594
Toyota Industries Corp.	530	44,557
Toyota Motor Corp.	36,650	704,074
Toyota Tsusho Corp.	2,130	42,585
Trend Micro, Inc.	440	21,090
Unicharm Corp.	1,440	48,241
West Japan Railway Co.	1,520	29,924
Yakult Honsha Co. Ltd.	850	17,430
Yamaha Motor Co. Ltd.	2,950	27,470
Yamato Holdings Co. Ltd.	880	10,688
Yaskawa Electric Corp.	820	28,539
Yokogawa Electric Corp.	850	21,515

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Zensho Holdings Co. Ltd.	400	$16,281
ZOZO, Inc.	540	15,808
		13,644,191
Jordan 0.0%
Hikma Pharmaceuticals PLC	552	13,496
Luxembourg 0.1%
ArcelorMittal SA	1,583	36,046
Eurofins Scientific SE	449	26,583
		62,629
Macau 0.1%
Galaxy Entertainment Group Ltd.	8,000	33,631
Sands China Ltd.*	8,800	16,497
		50,128
Netherlands 4.3%
ABN AMRO Bank NV, 144A, CVA	1,460	25,487
Adyen NV, 144A*	75	91,743
Aegon Ltd.	4,616	29,871
Akzo Nobel NV	590	36,481
Argenx SE*	206	105,325
ASM International NV	163	112,148
ASML Holding NV	1,381	1,285,948
ASR Nederland NV	528	26,528
BE Semiconductor Industries NV	267	34,396
Euronext NV, 144A	271	27,399
EXOR NV	336	34,444
Heineken Holding NV	448	33,013
Heineken NV	995	88,297
IMCD NV	190	27,321
ING Groep NV	11,412	207,139
JDE Peet’s NV	412	9,060
Koninklijke Ahold Delhaize NV	3,262	105,086
Koninklijke KPN NV	12,569	49,524
Koninklijke Philips NV*	2,778	78,033
NN Group NV	902	45,266
OCI NV	351	8,459
Randstad NV	368	17,923

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Universal Music Group NV	2,843	$67,733
Wolters Kluwer NV	859	143,805
		2,690,429
New Zealand 0.2%
Auckland International Airport Ltd.	4,415	19,668
Fisher & Paykel Healthcare Corp. Ltd.	2,018	38,957
Mercury NZ Ltd.	2,554	10,472
Meridian Energy Ltd.	4,308	16,693
Spark New Zealand Ltd.	6,124	15,739
Xero Ltd.*	495	45,103
		146,632
Norway 0.5%
Aker BP ASA	1,052	25,473
DNB Bank ASA	2,931	60,555
Equinor ASA	3,113	82,433
Gjensidige Forsikring ASA	842	14,245
Kongsberg Gruppen ASA	293	29,462
Mowi ASA	1,570	26,499
Norsk Hydro ASA	4,419	24,512
Orkla ASA	2,335	19,706
Salmar ASA	242	13,923
Telenor ASA	2,097	25,002
		321,810
Poland 0.0%
InPost SA*	675	11,695
Portugal 0.2%
EDP SA	10,841	44,681
Galp Energia SGPS SA	1,578	33,180
Jeronimo Martins SGPS SA	943	16,476
		94,337
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.4%
CapitaLand Ascendas REIT, REIT	12,416	25,348
CapitaLand Integrated Commercial Trust, REIT	18,588	29,035

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
CapitaLand Investment Ltd.	8,700	$17,639
DBS Group Holdings Ltd.	6,900	189,084
Genting Singapore Ltd.	20,100	12,773
Grab Holdings Ltd. (Class A Stock)*	7,200	23,760
Keppel Ltd.	5,100	25,382
Oversea-Chinese Banking Corp. Ltd.	11,673	129,928
Sea Ltd., ADR*	1,300	85,410
Sembcorp Industries Ltd.	3,000	10,727
Singapore Airlines Ltd.	5,000	26,130
Singapore Exchange Ltd.	3,000	22,119
Singapore Technologies Engineering Ltd.	5,200	17,216
Singapore Telecommunications Ltd.	28,600	66,042
STMicroelectronics NV	2,313	76,474
United Overseas Bank Ltd.	4,357	105,651
		862,718
South Africa 0.2%
Anglo American PLC	4,390	133,089
South Korea 0.0%
Delivery Hero SE, 144A*	648	14,417
Spain 2.4%
Acciona SA	82	10,631
ACS Actividades de Construccion y Servicios SA	732	32,703
Aena SME SA, 144A	259	49,210
Amadeus IT Group SA	1,539	101,360
Banco Bilbao Vizcaya Argentaria SA	20,168	211,385
Banco de Sabadell SA	18,350	38,723
Banco Santander SA	54,670	263,736
CaixaBank SA	12,812	74,723
Cellnex Telecom SA, 144A	1,709	59,604
EDP Renovaveis SA	1,023	15,904
Endesa SA	1,058	20,530
Grifols SA*	993	10,030
Iberdrola SA	20,558	271,534
Industria de Diseno Textil SA	3,769	183,131
Redeia Corp. SA	1,352	24,005
Repsol SA	4,158	59,305
Telefonica SA	16,280	73,736
		1,500,250

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden 2.9%
Alfa Laval AB	1,000	$44,216
Assa Abloy AB (Class B Stock)	3,463	105,463
Atlas Copco AB (Class A Stock)	9,279	165,145
Atlas Copco AB (Class B Stock)	5,392	84,363
Beijer Ref AB	1,282	20,358
Boliden AB	911	27,861
Epiroc AB (Class A Stock)	2,277	42,501
Epiroc AB (Class B Stock)	1,299	21,842
EQT AB	1,251	40,507
Essity AB (Class B Stock)	2,081	58,510
Evolution AB, 144A	625	60,543
Fastighets AB Balder (Class B Stock)*	2,171	16,010
Getinge AB (Class B Stock)	762	14,880
H & M Hennes & Mauritz AB (Class B Stock)	1,937	30,135
Hexagon AB (Class B Stock)	7,173	73,053
Holmen AB (Class B Stock)	254	9,985
Husqvarna AB (Class B Stock)	1,165	7,867
Industrivarden AB (Class A Stock)	433	14,854
Industrivarden AB (Class C Stock)	531	17,999
Indutrade AB	910	26,759
Investment AB Latour (Class B Stock)	493	14,478
Investor AB (Class B Stock)	5,980	169,773
L E Lundbergforetagen AB (Class B Stock)	253	12,790
Lifco AB (Class B Stock)	776	23,021
Nibe Industrier AB (Class B Stock)	5,048	22,182
Saab AB (Class B Stock)	1,068	24,661
Sagax AB (Class B Stock)	741	18,306
Sandvik AB	3,684	75,418
Securitas AB (Class B Stock)	1,638	17,621
Skandinaviska Enskilda Banken AB (Class A Stock)	5,482	84,310
Skanska AB (Class B Stock)	1,133	22,152
SKF AB (Class B Stock)	1,135	21,101
Svenska Cellulosa AB SCA (Class B Stock)	2,018	27,432
Svenska Handelsbanken AB (Class A Stock)	5,039	50,863
Swedbank AB (Class A Stock)	2,900	61,666
Swedish Orphan Biovitrum AB*	648	16,883
Tele2 AB (Class B Stock)	2,010	20,694
Telefonaktiebolaget LM Ericsson (Class B Stock)	9,584	65,898
Telia Co. AB	7,858	22,838
Trelleborg AB (Class B Stock)	727	27,017
Volvo AB (Class A Stock)	667	17,340
Volvo AB (Class B Stock)	5,488	140,058
Volvo Car AB (Class B Stock)*	2,496	7,082
		1,846,435

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 5.8%
ABB Ltd.	5,527	$306,785
Adecco Group AG	569	19,368
Avolta AG*	326	12,301
Bachem Holding AG	112	10,051
Baloise Holding AG	146	26,128
Banque Cantonale Vaudoise	100	10,615
Barry Callebaut AG	13	20,917
BKW AG	70	12,662
Chocoladefabriken Lindt & Spruengli AG	7	87,735
Cie Financiere Richemont SA (Class A Stock)	1,857	283,251
Clariant AG*	719	10,665
DSM-Firmenich AG	643	82,091
EMS-Chemie Holding AG	25	20,906
Geberit AG	116	73,853
Givaudan SA	32	156,994
Helvetia Holding AG	124	18,498
Julius Baer Group Ltd.	712	38,966
Kuehne + Nagel International AG	174	53,938
Logitech International SA	526	47,380
Lonza Group AG	258	171,805
Novartis AG	6,809	760,074
Partners Group Holding AG	79	106,338
Sandoz Group AG	1,400	60,723
Schindler Holding AG	78	20,478
Schindler Holding AG (Part. Cert.)	138	36,936
SGS SA	513	56,088
SIG Group AG*	1,019	21,399
Sika AG	527	160,006
Sonova Holding AG	171	52,418
Straumann Holding AG	382	49,260
Swatch Group AG (The)	194	7,866
Swatch Group AG (The) (Bearer Shares)	96	19,772
Swiss Life Holding AG	104	79,634
Swiss Prime Site AG	240	24,053
Swisscom AG	94	57,532
Temenos AG	213	14,790
UBS Group AG	11,362	344,276
VAT Group AG, 144A	93	46,606
Zurich Insurance Group AG	506	278,184
		3,661,342
United Arab Emirates 0.0%
NMC Health PLC*^	372	—

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 10.4%
3i Group PLC	3,363	$135,296
Admiral Group PLC	867	30,726
Ashtead Group PLC	1,512	109,117
Associated British Foods PLC	1,148	36,650
AstraZeneca PLC	5,356	850,913
Auto Trader Group PLC, 144A	3,040	31,844
Aviva PLC	9,354	60,257
BAE Systems PLC	10,453	174,336
Barclays PLC	51,916	155,245
Barratt Developments PLC	3,246	21,965
Berkeley Group Holdings PLC	354	23,110
British American Tobacco PLC	6,937	246,132
BT Group PLC	22,347	40,526
Bunzl PLC	1,168	48,939
Burberry Group PLC	1,210	12,110
Centrica PLC	18,250	31,116
CK Hutchison Holdings Ltd.	9,600	50,152
Coca-Cola Europacific Partners PLC	700	51,639
Compass Group PLC	5,883	181,167
Croda International PLC	465	24,177
DCC PLC	329	22,666
Diageo PLC	7,686	239,150
Entain PLC	2,128	15,638
Flutter Entertainment PLC*	613	121,255
Halma PLC	1,312	44,908
Hargreaves Lansdown PLC	1,185	16,834
HSBC Holdings PLC	65,226	593,172
Imperial Brands PLC	2,836	78,165
Informa PLC	4,609	51,506
InterContinental Hotels Group PLC	564	56,821
Intertek Group PLC	558	36,235
J Sainsbury PLC	5,521	19,579
JD Sports Fashion PLC	8,632	14,604
Kingfisher PLC	6,302	22,404
Land Securities Group PLC, REIT	2,357	19,274
Legal & General Group PLC	20,423	60,914
Lloyds Banking Group PLC	218,783	167,139
London Stock Exchange Group PLC	1,573	191,475
M&G PLC	7,471	20,401
Melrose Industries PLC	4,484	33,954
National Grid PLC	16,598	210,598
NatWest Group PLC	22,604	107,244
Next PLC	418	48,856
Pearson PLC	2,129	28,886

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Persimmon PLC	1,064	$21,697
Phoenix Group Holdings PLC	2,502	17,622
Reckitt Benckiser Group PLC	2,441	131,310
RELX PLC	6,485	306,076
Rentokil Initial PLC	8,721	53,252
Rolls-Royce Holdings PLC*	29,076	168,356
Sage Group PLC (The)	3,420	47,807
Schroders PLC	2,685	13,569
Segro PLC, REIT	4,392	51,697
Severn Trent PLC	896	29,622
Smith & Nephew PLC	3,021	43,541
Smiths Group PLC	1,157	26,575
Spirax Group PLC	246	28,720
SSE PLC	3,778	91,434
Standard Chartered PLC	7,626	75,332
Taylor Wimpey PLC	11,766	24,122
Tesco PLC	24,041	102,522
Unilever PLC	8,618	529,617
United Utilities Group PLC	2,271	30,181
Vodafone Group PLC	79,517	74,408
Whitbread PLC	644	24,131
Wise PLC (Class A Stock)*	2,048	18,857
WPP PLC	3,726	35,941
		6,483,484
United States 8.7%
Alcon, Inc.	1,727	163,520
BP PLC	58,118	343,542
CSL Ltd.	1,670	338,948
CyberArk Software Ltd.*	150	38,457
Experian PLC	3,173	149,702
Ferrovial SE	1,791	71,221
GSK PLC	14,319	278,058
Haleon PLC	23,661	106,129
Holcim AG*	1,801	168,304
James Hardie Industries PLC, CDI*	1,505	54,065
Monday.com Ltd.*	120	27,577
Nestle SA	9,224	934,323
QIAGEN NV*	766	34,082
Roche Holding AG	2,427	785,765
Roche Holding AG (Bearer Shares)	112	39,392
Sanofi SA	3,933	405,463
Schneider Electric SE	1,880	453,146
Shell PLC	22,121	806,618

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Stellantis NV			7,654	$127,547
Swiss Re AG			1,042	128,461
Tenaris SA			1,573	24,959
				5,479,279

Total Common Stocks (cost $37,549,177)				58,353,986
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke AG (PRFC)			196	16,803
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A			395	29,744
Henkel AG & Co. KGaA (PRFC)			585	50,042
Porsche Automobil Holding SE (PRFC)			510	22,797
Sartorius AG (PRFC)			87	24,675
Volkswagen AG (PRFC)			713	79,573

Total Preferred Stocks (cost $233,833)				223,634
Unaffiliated Exchange-Traded Fund 3.0%
United States
iShares MSCI EAFE ETF (cost $1,567,148)			23,285	1,871,183

Total Long-Term Investments (cost $39,350,158)				60,448,803
Short-Term Investments 1.3%
Affiliated Mutual Funds 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	680,626	680,626
PGIM Institutional Money Market Fund (7-day effective yield 5.606%)(wb)	4,990	4,987

Total Affiliated Mutual Funds (cost $685,613)				685,613

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $148,936)	5.289%	09/19/24	150	$148,929

Total Short-Term Investments (cost $834,549)				834,542

TOTAL INVESTMENTS 97.8% (cost $40,184,707)				61,283,345
Other assets in excess of liabilities(z) 2.2%				1,360,049

Net Assets 100.0%				$62,643,394

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2024	$131,787	$5,901
7	Euro STOXX 50 Index	Sep. 2024	371,060	(351)
2	FTSE 100 Index	Sep. 2024	214,880	4,086
8	Mini MSCI EAFE Index	Sep. 2024	955,880	11,911
2	TOPIX Index	Sep. 2024	373,419	5,070
				$26,617
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).